[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
E-mail: marguerite.bateman@sablaw.com

February 7, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	MLIG Variable Insurance Trust
File No. 811-21038

Dear Commissioners:

      Attached for filing with the Securities and Exchange Commission (the “Commission”), pursuant to Rule 14c-5(a) under the Securities Exchange Act of 1934 and the conditions of the exemptive order issued to the MLIG Variable Insurance Trust (the “Trust”) by the Commission on November 19, 2002, is a definitive information statement for the Trust.

     Please do not hesitate to call the undersigned at the above number or Cynthia Beyea at 202-383-0472 if you have any questions or comments about this filing.

Sincerely,

/s/ Marguerite C. Bateman
Marguerite C. Bateman

Attachment
cc:    Kirsty Lieberman (MLIG)